Leased Assets - Schedule of Weighted Average Lease Term and Discount Rate for Operating Lease (Details)	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term (in years)	7 years 6 months
Weighted average discount rate	4.19%